Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties
Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company
Jianping Zhou	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017 (decreased from death)
Zhijun Xiao	Director of the Company
Jun Zheng	Director of the Company
Xiaodong Ji	Independent Director of the Company
Xiaodong Pan	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

Schedule of Amount due to Related Parties	The amounts due to related parties as of September 30, 2023 and March 31, 2023 were as follows:
	September 30, 2023 (Unaudited)	March 31, 2023

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$-	$2,910,088
Feng Zhou	421,168	1,823,679
Jiangsu Sutaitang Online Commercial Co., Ltd.	-	320,202
Xiaodong Pan	-	73,110
Zhijun Xiao	-	62,658
Jun Zheng	-	14,025
Total	$421,168	$5,203,762